Segment Information - Schedule of Long-Lived Assets (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 29,240,382	$ 29,555,218
Hong Kong [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	91,792	150,734
Mainland China [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 29,148,590	$ 29,404,484